Consolidated Balance Sheets - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
CASH, CASH BALANCES AT CENTRAL BANKS AND OTHER DEPOSITS ON DEMAND	€ 153,839	€ 101,067	€ 113,663
FINANCIAL ASSETS HELD FOR TRADING	114,945	108,230	92,879
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	4,486	4,911	10,730
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	48,717	62,069	57,460
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	120,953	125,708	121,091
FINANCIAL ASSETS AT AMORTIZED COST	958,378	995,482	946,099
HEDGING DERIVATIVES	8,325	7,216	8,607
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK	1,980	1,702	1,088
INVESTMENTS	7,622	8,772	7,588
Joint venture entities	1,492	1,325	979
Associated entities	6,130	7,447	6,609
ASSETS UNDER INSURANCE OR REINSURANCE CONTRACTS	261	292	324
TANGIBLE ASSETS	32,735	35,235	26,157
Property, plant and equipment	31,772	34,262	24,594
Investment properties	963	973	1,563
INTANGIBLE ASSETS	15,908	27,687	28,560
Goodwill	12,471	24,246	25,466
Other intangible assets	3,437	3,441	3,094
TAX ASSETS	24,586	29,585	30,251
Current tax assets	5,340	6,827	6,993
Deferred tax assets	19,246	22,758	23,258
OTHER ASSETS	11,070	10,138	9,348
Insurance contracts linked to pensions	174	192	210
Inventories	5	5	147
Other	10,891	9,941	8,991
NON-CURRENT ASSETS HELD FOR SALE	4,445	4,601	5,426
TOTAL ASSETS	1,508,250	1,522,695	1,459,271
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	81,167	77,139	70,343
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	48,038	60,995	68,058
Memorandum items: subordinated liabilities	21,686	20,878	23,676
FINANCIAL LIABILITIES AT AMORTIZED COST	1,248,188	1,230,745	1,171,630
HEDGING DERIVATIVES	6,869	6,048	6,363
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK	286	269	303
LIABILITIES UNDER INSURANCE OR REINSURANCE CONTRACTS	910	739	765
PROVISIONS	10,852	13,987	13,225
TAX LIABILITIES	8,282	9,322	8,135
Current tax liabilities	2,349	2,800	2,567
Deferred tax liabilities	5,933	6,522	5,568
OTHER LIABILITIES	12,336	12,792	13,088
LIABILITIES ASSOCIATED WITH NON-CURRENT ASSETS HELD FOR SALE	0	0	0
TOTAL LIABILITIES	1,416,928	1,412,036	1,351,910
EQUITY
SHAREHOLDERS´ EQUITY	114,620	124,239	120,597
CAPITAL	8,670	8,309	8,118
Called up paid capital	8,670	8,309	8,118
Unpaid capital which has been called up	0	0	0
SHARE PREMIUM	52,013	52,446	50,993
EQUITY INSTRUMENTS ISSUED OTHER THAN CAPITAL	627	598	565
Equity component of the compound financial instrument	0	0	0
Other equity instruments issued	627	598	565
OTHER EQUITY	163	146	234
ACCUMULATED RETAINED EARNINGS	65,583	61,028	56,756
REVALUATION RESERVES	0	0	0
OTHER RESERVES	(3,596)	(3,110)	(1,583)
Reserves or accumulated losses in joint venture investments	1,504	1,210	972
Others	(5,100)	(4,320)	(2,555)
(-) OWN SHARES	(69)	(31)	(59)
PROFIT OR LOSS ATTRIBUTABLE TO SHAREHOLDERS OF THE PARENT	(8,771)	6,515	7,810
(-) INTERIM DIVIDENDS	0	(1,662)	(2,237)
OTHER COMPREHENSIVE INCOME OR LOSS	(33,144)	(24,168)	(24,125)
ITEMS THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS	(5,328)	(4,288)	(2,936)
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS	(27,816)	(19,880)	(21,189)
NON-CONTROLLING INTEREST	9,846	10,588	10,889
Other comprehensive income or loss	(1,800)	(982)	(1,292)
Other items	11,646	11,570	12,181
TOTAL EQUITY	91,322	110,659	107,361
TOTAL LIABILITIES AND EQUITY	1,508,250	1,522,695	1,459,271
Loan commitments granted
EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	241,230	241,179	218,083
Financial guarantees granted
EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	12,377	13,650	11,723
Other commitments granted
EQUITY
MEMORANDUM ITEMS: OFF BALANCE SHEET AMOUNTS	64,538	68,895	74,389
Pensions and other post-retirement obligations
LIABILITIES
PROVISIONS	3,976	6,358	5,558
Other long term employee benefits
LIABILITIES
PROVISIONS	1,751	1,382	1,239
Taxes and other legal contingencies
LIABILITIES
PROVISIONS	2,200	3,057	3,174
Contingent liabilities and commitments
LIABILITIES
PROVISIONS	700	739	779
Other provisions
LIABILITIES
PROVISIONS	2,225	2,451	2,475
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
LIABILITIES
Memorandum items: subordinated liabilities	0	0	0
FINANCIAL LIABILITIES AT AMORTIZED COST
LIABILITIES
Memorandum items: subordinated liabilities	21,880	21,062	23,820
Derivatives
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	64,469	63,016	55,341
Short positions
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	16,698	14,123	15,002
Deposits
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	0	0	0
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	43,598	57,111	65,304
FINANCIAL LIABILITIES AT AMORTIZED COST	990,391	942,417	903,101
Central banks
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	0	0	0
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	2,490	12,854	14,816
FINANCIAL LIABILITIES AT AMORTIZED COST	112,804	62,468	72,523
Credit institutions
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	0	0	0
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	6,765	9,340	10,891
FINANCIAL LIABILITIES AT AMORTIZED COST	62,620	90,501	89,679
Customers
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	0	0	0
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	34,343	34,917	39,597
FINANCIAL LIABILITIES AT AMORTIZED COST	814,967	789,448	740,899
Marketable debt securities
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	0	0	0
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	4,440	3,758	2,305
FINANCIAL LIABILITIES AT AMORTIZED COST	230,829	258,219	244,314
Other financial liabilities
LIABILITIES
FINANCIAL LIABILITIES HELD FOR TRADING	0	0	0
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	0	126	449
FINANCIAL LIABILITIES AT AMORTIZED COST	26,968	30,109	24,215
For own use
ASSETS
Property, plant and equipment	13,213	15,041	8,150
Leased out under an operating lease
ASSETS
Property, plant and equipment	18,559	19,221	16,444
Investment properties	793	823	1,195
Derivatives
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	67,137	63,397	55,939
Equity instruments
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	9,615	12,437	8,938
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	3,234	3,350	3,260
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	2,783	2,863	2,671
Debt instruments
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	37,894	32,041	27,800
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	700	1,175	5,587
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	2,979	3,186	3,222
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	108,903	118,405	116,819
FINANCIAL ASSETS AT AMORTIZED COST	26,078	29,789	37,696
Loans and advances
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	299	355	202
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	552	386	1,883
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	45,738	58,883	54,238
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	9,267	4,440	1,601
FINANCIAL ASSETS AT AMORTIZED COST	932,300	965,693	908,403
Central banks
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	0	0	0
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	0	0	0
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	9,481	6,473	9,226
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	0	0	0
FINANCIAL ASSETS AT AMORTIZED COST	12,499	18,474	15,601
Credit institutions
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	3	0	0
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	0	0	2
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	12,136	21,649	23,097
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	0	0	0
FINANCIAL ASSETS AT AMORTIZED COST	37,838	40,943	35,480
Customers
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	296	355	202
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	552	386	1,881
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	24,121	30,761	21,915
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	9,267	4,440	1,601
FINANCIAL ASSETS AT AMORTIZED COST	€ 881,963	€ 906,276	€ 857,322